Active Small Cap Value ETF Average Annual Total Returns		12 Months Ended	22 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.98%	13.21%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	9.38%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.82%	10.34%
Performance Inception Date	Mar. 07, 2023
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.51%	10.02%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.44%	7.95%